SHARE CAPITAL (Schedule of warrants activity) (Details) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Equity [Abstract]
Warrants outstanding, Beginning balance	3,240,000	3,240,000
Warrants expired	(2,040,000)
Warrants outstanding, Ending balance	1,200,000	3,240,000	3,240,000
Weighted average exercise price of warrants outstanding, beginning balance	$ 1.18	$ 1.18
Weighted average exercise price of warrants expired	1
Weighted average exercise price of warrants outstanding, ending balance	$ 1.5	$ 1.18	$ 1.18
Weighted average remaining life of warrants outstanding	3 months 21 days	1 year 1 month 6 days	2 years 1 month 6 days